Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion of bank loan	$ 3,188,061	$ 101,628	$ 3,884,906
Noncurrent portion	202,612,796	6,458,808	121,750,192
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	205,800,857	6,560,436	125,635,098
Less: unamortized arrangement fee	66,676	2,125
Less: current portion of bank loan	3,188,061	101,628	3,884,906
Noncurrent portion	202,612,796	6,458,808	121,750,192
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	205,867,533	6,562,561	125,635,098
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	50,000,000	1,593,880
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	147,981,288	4,717,287	117,177,156
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 7,886,245	$ 251,394	$ 8,457,942